Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances
Components of changes in
non-cash
working capital balances were as follows:

	2022	2021
Accounts receivable	$(143,832)	$(50,255)
Inventory	(10,482)	1,993
Accounts payable and accrued liabilities	121,878	44,986
	$(32,436)	$(3,276)
Pertaining to:
Operations	$(45,890)	$(13,018)
Investments	13,454	9,742

Components of Accounts Receivable	The components of accounts receivable were as follows:

	2022	2021
Trade	$297,329	$152,897
Accrued trade	25,446	26,731
Prepaids and other	91,150	76,112
	$413,925	$255,740

Components of Accounts Payable and Accrued Liabilities
The components of accounts payable and accrued liabilities were as follows:

	2022	2021
Accounts payable	$136,360	$90,750
Accrued liabilities:
Payroll	153,932	68,953
Other	101,761	64,420
	$392,053	$224,123

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:

	2022	2021
Wages, salaries and benefits	$735,566	$482,695
Wage subsidies	—	(24,108)
Purchased materials, supplies and services	436,356	278,743
Share-based compensation	133,667	56,745
	$1,305,589	$794,075
Allocated to:
Operating expense	$1,124,601	$698,144
General and administrative	180,988	95,931
	$1,305,589	$794,075